Schedule of Investments (unaudited) May 31, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$1,745	$1,786,548

Arizona — 4.4%
Arizona Industrial Development Authority, RB(a) 4.38%, 07/01/39	1,015	1,090,790
Series A, 5.00%, 07/01/39	855	909,181
Series A, 5.00%, 07/01/49	965	1,014,958
Series A, 5.00%, 07/01/54	745	780,708
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	1,480	1,512,279
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	825	865,103
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	360	421,531
5.00%, 07/01/54(a)	820	931,709
Series A, 5.00%, 01/01/38	3,000	3,628,410
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/41	10,000	12,040,300
University of Arizona, Refunding RB, Series A, 5.00%, 06/01/40	2,300	2,684,651

		25,879,620

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	2,395	2,632,009

California — 15.8%
California Community Housing Agency, RB, Series A-2, 4.00%, 08/01/47(a)	2,380	2,582,895
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(a)	370	421,352
California State Public Works Board, RB
Series B, 4.00%, 05/01/46	5,500	6,632,780
Series F, 5.25%, 09/01/33	3,240	3,593,549
Series I, 5.50%, 11/01/30	4,500	5,054,850
Series I, 5.50%, 11/01/33	2,000	2,242,780
California State University, Refunding RB, Series A, 5.00%, 11/01/42	3,500	4,321,590
City of Los Angeles Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/42	1,750	2,097,095
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, 5.00%, 05/15/46	10,000	12,789,800
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	2,880	2,980,483
Series A-2, 5.00%, 06/01/47	785	812,389
Los Angeles Unified School District GO, Series C, 4.00%, 07/01/37	5,000	6,084,850
Manteca Financing Authority, RB, Series A, (AGC-ICC), 5.75%, 12/01/36	3,285	3,298,830
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	2,952,291

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	$6,370	$6,941,453
Series A, AMT, 5.00%, 05/01/38	3,040	3,815,170
Series A, AMT, 5.00%, 05/01/44	3,430	3,849,352
Series B, AMT, 5.00%, 05/01/46	7,855	9,295,528
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,200	12,343,836

		92,110,873

Colorado — 3.1%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	2,700	3,022,947
Series A, AMT, 5.50%, 11/15/30	1,040	1,162,803
Series A, AMT, 5.50%, 11/15/31	1,250	1,396,700
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/43	10,500	12,748,365

		18,330,815

Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)	235	247,606
State of Connecticut, GO
Series 2021-A, 3.00%, 01/15/35	7,890	8,792,458
Series 2021-A, 3.00%, 01/15/40	5,000	5,477,400

		14,517,464

District of Columbia — 3.1%
Metropolitan Washington Airports Authority Refunding ARB, Series A, AMT, 5.00%, 10/01/40	3,410	4,408,312
Metropolitan Washington Airports Authority Refunding RB, Series A, AMT, 4.00%, 10/01/38	3,000	3,667,680
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 07/15/40	8,145	9,768,950

		17,844,942

Florida — 5.0%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(a)	850	896,521
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	7,100	7,172,349
County of Miami-Dade Seaport Department, ARB
Series A, 5.38%, 10/01/33	3,145	3,497,334
Series B, AMT, 6.25%, 10/01/38	1,405	1,579,206
Series B, AMT, 6.00%, 10/01/42	1,885	2,114,555
Esplanade Lake Club Community Development District, SAB
Series A-1, 4.00%, 11/01/40	1,080	1,138,396
Series A-1, 4.13%, 11/01/50	385	403,342
Series A-2, 4.00%, 11/01/40	500	527,035
Series A-2, 4.13%, 11/01/50	500	523,820
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	825	890,282
Series A, AMT, 5.00%, 08/01/29(b)	325	337,184
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	475	520,196
Hillsborough County Aviation Authority, Refunding RB Series A, AMT, 5.25%, 10/01/30	3,255	3,605,596

1

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Hillsborough County Aviation Authority, Refunding RB (continued)
Sub-Series A, AMT, 5.50%, 10/01/29	$5,360	$5,972,219
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	210	212,361

		29,390,396

Hawaii — 1.9%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	6,912,735
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	1,350	1,486,714
AMT, 5.25%, 08/01/26	2,500	2,752,175

		11,151,624

Idaho — 2.0%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43	10,000	11,535,400

Illinois — 17.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	1,760	2,198,891
Series A, 5.00%, 12/01/38	715	888,781
Series A, 5.00%, 12/01/39	630	782,832
Series A, 5.00%, 12/01/40	1,285	1,587,553
Series A, 5.00%, 12/01/41	835	1,028,252
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	365	453,965
Series A, 5.00%, 12/01/29	440	554,044
Series A, 5.00%, 12/01/30	1,485	1,862,101
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(c)	395	367,453
Chicago Midway International Airport, Refunding ARB
Series A, 2nd Lien, AMT, 5.50%, 01/01/32	6,275	6,748,260
Series A, 2nd Lien, AMT, 5.00%, 01/01/41	8,020	8,821,038
Chicago Midway International Airport, Refunding RB, Series A, 2nd Lien, AMT, 5.50%, 01/01/30	6,500	6,994,845
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	2,630	3,227,457
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/35	4,300	5,237,572
Series C, Senior Lien, 4.00%, 01/01/37	4,000	4,792,840
Series C, Senior Lien, 4.00%, 01/01/38	3,820	4,564,480
Series E, Senior Lien, (AGM), 4.00%, 01/01/39	5,000	5,927,650
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	10,960	11,237,397
Illinois Finance Authority, RB, Series A, 6.00%, 08/15/41	4,000	4,048,560
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,000	5,785,550
State of Illinois, GO
5.50%, 05/01/39	15,000	19,270,500
5.75%, 05/01/45	2,000	2,586,740

		98,966,761

Indiana — 0.5%
Indiana Finance Authority RB(e)
Series A, 5.00%, 06/01/41	550	607,453
Series A, 5.00%, 06/01/51	405	439,862

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority RB(e) (continued)
Series A, 5.00%, 06/01/56	$360	$387,904
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/40	1,240	1,333,459

		2,768,678

Massachusetts — 6.8%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	20,000	22,982,000
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/41	4,710	5,597,034
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	1,000	1,151,450
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing, Series G, 3.45%, 12/01/30	3,100	3,376,582
Massachusetts School Building Authority, RB, Sub- Series B, 4.00%, 02/15/42	6,200	6,797,184

		39,904,250

Michigan — 2.0%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,047
Michigan Finance Authority, RB, 4.00%, 02/15/44	10,000	11,535,700

		11,545,747

Mississippi — 2.5%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	4,346,573
(AGM), 6.75%, 12/01/33	2,350	2,699,093
(AGM), 6.88%, 12/01/40	6,405	7,327,768

		14,373,434

New Jersey — 13.5%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	2,425	2,674,217
AMT, 5.38%, 01/01/43	7,000	7,742,280
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/30	4,080	5,041,656
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/43	5,000	6,005,650
New Jersey Higher Education Student Assistance Authority, Refunding RB, 1st Series, AMT, 5.75%, 12/01/28	1,590	1,626,491
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	8,175	8,947,129
Series AA, 4.00%, 06/15/40	4,000	4,637,160
Series AA, 5.00%, 06/15/45	3,250	4,038,872
Series BB, 5.00%, 06/15/44	5,000	6,027,050
Series S, 5.25%, 06/15/43	10,000	12,482,400
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	2,000,853
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	15,000	17,603,700

		78,827,458

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/39	310	348,350

New York — 12.4%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	7,510	7,545,973

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39.	$7,005	$7,700,947
Series C, 5.00%, 11/15/38	4,450	4,789,090
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C-3, Subordinate, 4.00%, 05/01/43	5,000	5,762,500
New York City Water & Sewer System, RB
Series BB, 5.00%, 06/15/49	11,865	15,091,568
Series CC-1, Subordinate, 5.00%, 06/15/51	5,635	7,329,895
New York Convention Center Development Corp., RB, CAB, Series B, Sub-Lien, (BAM-TCRS), 0.00%, 11/15/40(c)	7,000	4,370,660
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	1,730	1,911,996
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	7,800	9,111,726
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	630	796,635
AMT, 5.00%, 10/01/40	1,775	2,213,638
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	4,400	5,435,276

		72,059,904

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55 .	8,490	9,826,920
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/31	5,145	5,582,016
Series A-1, Junior Lien, 5.25%, 02/15/32	2,250	2,439,945
State of Ohio, RB, 4.00%, 01/01/41	6,000	7,064,160
State of Ohio, Refunding RB, Series A, 4.00%, 01/01/28(d)	25	30,241

		24,943,282

Pennsylvania — 5.7%
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	3,000	3,278,130
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	145	162,400
4.00%, 07/01/51	100	110,954
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	5,000	6,351,350
Sub-Series A, 5.50%, 12/01/46	18,570	23,025,129

		32,927,963

Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	719	806,013
Series A-1, Restructured, 5.00%, 07/01/58	6,203	7,056,719
Series A-2, Restructured, 4.33%, 07/01/40	12,484	13,847,877
Series A-2, Restructured, 4.78%, 07/01/58	488	548,307
Series B-1, Restructured, 4.75%, 07/01/53	749	837,906
Series B-2, Restructured, 4.78%, 07/01/58	726	815,313
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,018	2,600,398

		26,512,533

South Carolina — 5.4%
Charleston County Airport District, ARB
Series A, AMT, 5.25%, 07/01/25	4,490	4,939,494

Security	Par (000)	Value

South Carolina (continued)
Charleston County Airport District, ARB (continued)
Series A, AMT, 5.50%, 07/01/38	$3,000	$3,294,210
Series A, AMT, 6.00%, 07/01/38	5,270	5,841,162
Series A, AMT, 5.50%, 07/01/41	4,170	4,572,113
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	6,735	7,515,048
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/37	4,480	5,427,341

		31,589,368

Texas — 8.5%
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	410	480,176
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	400	468,108
Series A, AMT, 6.63%, 07/15/38	700	704,522
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(d)	4,575	4,664,807
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	4,093,821
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	800	837,488
Red River Education Finance Corp., RB, 5.25%, 03/15/23(d)	7,170	7,813,077
State of Texas, GO, 5.00%, 04/01/43	15,550	18,421,152
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	480,498
Texas Water Development Board, RB 5.25%, 10/15/46	4,780	5,819,268
Series B, 4.00%, 10/15/43	5,000	5,891,250

		49,674,167

Utah — 2.4%
County of Utah, RB, Series B, 5.00%, 05/15/46	8,590	10,201,140
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(a)	320	338,800
Utah State University, RB, Series B, (AGM), 4.00%, 12/01/45	3,000	3,455,250

		13,995,190

Washington — 0.5%
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	3,109,925

Wisconsin(a) — 0.8%
Public Finance Authority, RB
Series A, 5.00%, 07/15/39	165	184,657
Series A, 5.00%, 07/15/49	630	691,242
Series A, 5.00%, 10/15/50	1,695	1,859,619
Series A, 5.00%, 07/15/54	300	326,937
Series A-1, 5.00%, 01/01/55	945	1,044,480
Public Finance Authority, Refunding RB, 5.00%, 09/01/49	520	532,126

		4,639,061

Total Municipal Bonds — 125.6% (Cost: $676,051,227)		731,365,762

3

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Alabama — 8.2%
Alabama Special Care Facilities Financing Authority- Birmingham AL, Refunding RB, Series B, 5.00%, 11/15/46	$39,718	$47,758,129

Massachusetts — 4.4%
Commonwealth of Massachusetts, GO, Series E, 5.25%, 09/01/43	20,000	25,616,000

Michigan — 2.0%
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/40	10,100	11,604,799

Nevada — 1.9%
County of Clark Nevada, GO, 4.00%, 07/01/47	10,000	11,310,900

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	2,961	2,970,151

New York — 16.3%
Hudson Yards Infrastructure Corp, Refunding RB, Series A, 4.00%, 02/15/44	30,165	33,835,464
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, 5.00%, 07/15/43	11,825	14,649,164
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/41	20,000	23,675,800
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	13,950	14,313,695
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	8,200	8,377,985

		94,852,108

Pennsylvania — 1.9%
Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	10,000	10,923,900

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.2% (Cost: $190,230,956)		205,035,987

Total Long-Term Investments — 160.8% (Cost: $866,282,183)		936,401,749

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	2,412,363	$2,412,845

Total Short-Term Securities — 0.4% (Cost: $2,412,801)		2,412,845

Total Investments — 161.2% (Cost: $868,694,984)		938,814,594

Other Assets Less Liabilities — 1.6%		9,386,962

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.7)%		(91,558,193)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.1)%		(274,260,626)

Net Assets Applicable to Common Shares — 100.0%		$582,382,737

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2036 to November 15, 2051, is $6,643,355.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$17,313,007	$—	$(14,900,587	)(a)	$381	$44	$2,412,845	2,412,363	$569	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Notes	326	09/21/21	$42,971	$(20,939)
U.S. Long Bond	141	09/21/21	22,018	(68,502)

				$(89,441)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$731,365,762	$—	$731,365,762
Municipal Bonds Transferred to Tender Option Bond Trusts.	—	205,035,987	—	205,035,987
Short-Term Securities
Money Market Funds	2,412,845	—	—	2,412,845

	$2,412,845	$936,401,749	$—	$938,814,594

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts.	$(89,441)	$—	$—	$(89,441)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(91,534,330)	$—	$(91,534,330)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(366,134,330)	$—	$(366,134,330)

5

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL)

Portfolio Abbreviation

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	6